Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	$ 142,280
Intangible Assets and Goodwill at end of period	145,490	$ 142,280
Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	155,246	19,821
Additions and Reclasses	1,296	150
Additions from business combinations (Note 5)	54,372	137,987
Disposals		(1,230)
Impairment loss	(46,532)	(1,390)
Foreign currency translation	7,050	(92)
Intangible Assets and Goodwill at end of period	171,433	155,246
Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(12,966)	(1,794)
Amortization	13,084	11,376
Disposals		160
Foreign currency translation	(106)	(44)
Intangible Assets and Goodwill at end of period	(25,944)	(12,966)
Software
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	7,687
Intangible Assets and Goodwill at end of period	6,577	7,687
Software | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	9,463	2,282
Additions and Reclasses	905	150
Additions from business combinations (Note 5)	338	7,217
Impairment loss	(89)
Foreign currency translation	42	(186)
Intangible Assets and Goodwill at end of period	10,659	9,463
Software | Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(1,776)	(606)
Amortization	2,412	1,215
Foreign currency translation	(106)	(45)
Intangible Assets and Goodwill at end of period	(4,082)	(1,776)
Licenses
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	33,573
Intangible Assets and Goodwill at end of period	22,921	33,573
Licenses | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	44,762	9,976
Additions from business combinations (Note 5)	20	37,406
Disposals		(1,230)
Impairment loss		(1,390)
Intangible Assets and Goodwill at end of period	44,782	44,762
Licenses | Accumulated depreciation
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	(11,189)	(1,188)
Amortization	10,672	10,161
Disposals		160
Intangible Assets and Goodwill at end of period	(21,861)	(11,189)
Brand Name
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	21,075
Intangible Assets and Goodwill at end of period	32,573	21,075
Brand Name | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	21,075	1,502
Additions and Reclasses	308
Additions from business combinations (Note 5)	10,047	19,552
Impairment loss	(1,365)
Foreign currency translation	2,508	21
Intangible Assets and Goodwill at end of period	32,573	21,075
Goodwill
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	79,946
Intangible Assets and Goodwill at end of period	83,419	79,946
Goodwill | Cost
Intangible Assets and Goodwill
Intangible Assets and Goodwill at beginning of period	79,946	6,061
Additions and Reclasses	83
Additions from business combinations (Note 5)	43,967	73,812
Impairment loss	(45,077)
Foreign currency translation	4,500	73
Intangible Assets and Goodwill at end of period	$ 83,419	$ 79,946